SHARE-BASED COMPENSATION - Summary of options activities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Numbers of shares
Number of options outstanding	12,082,166
Granted	353,878
Forfeited	(1,584,194)
Expired	(871,255)
Number of options outstanding	9,980,595	12,082,166
Options vested and exercisable	2,468,568
Weighted average exercise price
Outstanding as of December 31	$ 1.45
Granted	0.54
Forfeited	1.31
Expired	5.91
Outstanding as of June 30	1.05	$ 1.45
Options vested and exercisable as of June 30	$ 2.36
Weighted average remaining contractual term, Outstanding	9 years	9 years 1 month 6 days
Weighted average remaining contractual term, Options vested and exercisable	8 years 4 months 24 days
Aggregate intrinsic value, Outstanding	$ 4,630,883
Aggregate intrinsic value, Options vested and exercisable	$ 903,358